Average Annual Total Returns	12 Months Ended
Nov. 30, 2011
Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.62%
Five Years	4.38%
Ten Years	4.94%
Inception Date	Apr. 07, 1986
Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.71%
Five Years	4.46%
Ten Years	5.02%
Inception Date	May 14, 2001
Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.05%
Five Years	1.22%
Ten Years	1.49%
Inception Date	Sep. 03, 1997
Return After Taxes on Distributions | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.62%
Five Years	4.38%
Ten Years	4.90%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.64%
Five Years	4.33%
Ten Years	4.85%
Barclays Capital Municipal Bond Index | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital Municipal Bond Index | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
New York Tax-Exempt Money Market Funds Average | Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.03%
Five Years	1.00%
Ten Years	1.17%
Barclays Capital NY Municipal Bond Index | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.79%
Five Years	5.26%
Ten Years	5.35%
Barclays Capital NY Municipal Bond Index | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.79%
Five Years	5.26%
Ten Years	5.35%